Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
General and administrative expenses	$ 123,500	$ 186,727	$ 541,142	$ 338,765	$ 859,747	$ 354,066
Loss from operations	(123,500)	(186,727)	(541,142)	(338,765)	(859,747)	(354,066)
Other income:
Interest earned on investments held in Trust Account	272,856	594,603	572,209	1,288,659	2,230,500	609,787
Income before income taxes	149,356	407,876	31,067	949,894	1,370,753	255,721
Income taxes provision
Net income	$ 149,356	$ 407,876	$ 31,067	$ 949,894	$ 1,370,753	$ 255,721
Class A ordinary shares subject to possible redemption
Other income:
Basic weighted average shares outstanding (in Shares)	2,930,233	5,750,000	2,930,233	5,750,000	5,039,264	1,387,978
Diluted weighted average shares outstanding (in Shares)	2,930,233	5,750,000	2,930,233	5,750,000	5,039,264	1,387,978
Basic net income per share (in Dollars per share)	$ 0.13	$ 0.11	$ 0.2	$ 0.24	$ 0.44	$ 0.56
Diluted net income per share (in Dollars per share)	$ 0.13	$ 0.11	$ 0.2	$ 0.24	$ 0.44	$ 0.56
Non-redeemable Class A and Class B ordinary shares
Other income:
Basic weighted average shares outstanding (in Shares)	1,895,500	1,895,500	1,895,500	1,895,500	1,895,500	1,548,308
Diluted weighted average shares outstanding (in Shares)	1,895,500	1,895,500	1,895,500	1,895,500	1,895,500	1,548,308
Basic net income per share (in Dollars per share)	$ (0.12)	$ (0.12)	$ (0.3)	$ (0.23)	$ (0.44)	$ (0.34)
Diluted net income per share (in Dollars per share)	$ (0.12)	$ (0.12)	$ (0.3)	$ (0.23)	$ (0.44)	$ (0.34)